Loans Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loans Receivables [Abstract]
Schedule of loan receivable portfolio
	As of
	March 31, 2023	December 31, 2022
Mortgage loans	$1,580,150	$1,589,871

Reclassifying as:
Current portion	$517,376	$517,479
Non-current portion	1,062,774	1,072,392
Loans receivables, net	$1,580,150	$1,589,871

	As of December 31,
	2022	2021
Mortgage loans	$1,589,871	$3,908,925
Personal loans to affiliates, unsecured	—	76,799
Total loans	1,589,871	3,985,724
Less: allowance for loan losses	—	(76,799)
Loans receivables, net	$1,589,871	$3,908,925

Reclassifying as:
Current portion	$517,479	$123,611
Non-current portion	1,072,392	3,785,314
Loans receivables, net	$1,589,871	$3,908,925